Retirement Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Change in Plan Assets
Ending balance May 31	$ 21,444	$ 19,047
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation ("ABO")	23,805	21,958
Changes in Projected Benefit Obligation ("PBO") and Accumulated Postretirement Benefit Obligation ("APBO")
PBO/APBO at the beginning of year	22,600	22,187
Service cost	657	692	593
Interest cost	1,055	968	976
Actuarial (gain) loss	1,021	(652)
Benefits paid	(801)	(589)
Other	46	(6)
PBO/APBO at the end of year	24,578	22,600	22,187
Change in Plan Assets
Beginning balance May 31	19,433	17,334
Actual return on plan assets	2,509	2,081
Company contributions	727	615
Benefits paid	(801)	(589)
Other	39	(8)
Ending balance May 31	21,907	19,433	17,334
Funded Status of the Plans	(2,671)	(3,167)
Amount Recognized in the Balance Sheet at May 31
Noncurrent asset	5
Current pension, postretirement healthcare and other benefit obligations	(41)	(48)
Noncurrent pension, postretirement healthcare and other benefit obligations	(2,635)	(3,119)
Net amount recognized	(2,671)	(3,167)
Amounts Recognized in AOCI and not yet reflected in Net Periodic Benefit Cost
Net actuarial loss (gain)	6,633	6,993
Prior service (credit) cost and other	(670)	(781)
Total	5,963	6,212
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Net actuarial loss (gain)	300	378
Prior service credit and other	(115)	(114)
Total	185	264
Postretirement Healthcare Plans [Member]
Changes in Projected Benefit Obligation ("PBO") and Accumulated Postretirement Benefit Obligation ("APBO")
PBO/APBO at the beginning of year	828	790
Service cost	38	42	35
Interest cost	40	36	36
Actuarial (gain) loss	5	(17)
Benefits paid	(62)	(54)
Other	34	31
PBO/APBO at the end of year	883	828	790
Change in Plan Assets
Company contributions	28	27
Benefits paid	(62)	(54)
Other	34	27
Funded Status of the Plans	(883)	(828)
Amount Recognized in the Balance Sheet at May 31
Current pension, postretirement healthcare and other benefit obligations	(41)	(39)
Noncurrent pension, postretirement healthcare and other benefit obligations	(842)	(789)
Net amount recognized	(883)	(828)
Amounts Recognized in AOCI and not yet reflected in Net Periodic Benefit Cost
Net actuarial loss (gain)	2	(4)
Prior service (credit) cost and other	1	2
Total	$ 3	$ (2)